Shareholders' equity (Details)	1 Months Ended					3 Months Ended	7 Months Ended	12 Months Ended
	Aug. 31, 2019 CAD ($) $ / shares shares	Dec. 31, 2018 CAD ($) $ / shares shares	Nov. 30, 2018 CAD ($) $ / shares shares	Oct. 31, 2018 CAD ($) $ / shares shares	May 31, 2018 CAD ($) $ / shares shares	Dec. 31, 2019 CAD ($) $ / shares shares	Sep. 30, 2019 CAD ($) $ / shares shares	Dec. 31, 2019 CAD ($) $ / shares shares	Dec. 31, 2018 CAD ($) $ / shares shares
Shareholders' equity (Details) [Line Items]
Gross proceeds								$ 26,328,000	$ 41,596,000
Price per share (in Dollars per share) | $ / shares						$ 17.58		$ 17.58
Net proceeds						$ 4,000,000
Liabilities		$ 36,905,000				$ 34,349,000		$ 34,349,000	36,905,000
Other premium income								$ (1,218,000)	$ (6,312,000)
Expiration of share options, description								The outstanding share options at December 31, 2019 expire at various dates between February 2020 and June 2024.
Fair value of options granted								$ 2,400,000
Options exercised (in Shares) | shares								30,967
Exercise of options								$ 300,000
Stock options outstanding		3,458,805				3,003,150		3,003,150	3,458,805
RSU's outstanding								$ 140,100	$ 68,000
Equity financings [Member]
Shareholders' equity (Details) [Line Items]
Gross proceeds						$ 40,000,000	$ 2,500,000
Shares issued (in Shares) | shares						231,084	100,000	231,084
Price per share (in Dollars per share) | $ / shares							$ 24.64
Liabilities						$ 500,000		$ 500,000
Exploration expenditures								2,000,000
Other premium income								$ 400,000
Flow-Through Financing [Member]
Shareholders' equity (Details) [Line Items]
Gross proceeds					$ 19,700,000
Shares issued (in Shares) | shares					1,150,000
Price per share (in Dollars per share) | $ / shares					$ 17.16
Liabilities					$ 4,100,000
Exploration expenditures									19,700,000
Other premium income									$ 4,100,000
RSU [Member]
Shareholders' equity (Details) [Line Items]
Restricted stock units, description								the Board granted 140,100 RSUs. Of these, 32,500 RSUs were granted to the board members, 74,200 RSUs were granted to members of senior management, and the remaining 33,400 RSUs were granted to other employees of the Company.
RSU's granted								33,400	(68,000)
Fair value of options amortized						$ 300,000		$ 300,000
Fair value of grants		$ 1,100,000							$ 1,100,000
RSU's vested								(68,000)
At-The-Market [Member] | Equity financings [Member]
Shareholders' equity (Details) [Line Items]
Shares issued (in Shares) | shares						382,807		382,807
Price per share (in Dollars per share) | $ / shares						$ 17.96		$ 17.96
Net proceeds								$ 6,700,000
Stock options and Restricted share units [Member]
Shareholders' equity (Details) [Line Items]
Gross proceeds								$ 5,200,000
Shares issued (in Shares) | shares				50,000		571,831		571,831
Price per share (in Dollars per share) | $ / shares				$ 16.94
Stock options term								5 years
Restricted share units Term								2 years
Options were exercised (in Shares) | shares								503,831
RSUs vested shares (in Shares) | shares								68,000
Description of options								In December 2018, 568,000 five-year options with an exercise price of $15.46, to purchase common shares of the Company, with a grant-date fair value of $4.3 million, were granted. Of these, 408,000 options were granted to board members that were subject to shareholder approval. 150,000 options were granted to members of senior management. The remaining 10,000 options were granted to a member of management and vest over a three-year period. At the end of the second quarter of 2019, shareholders approved the 408,000 options granted to the board members, and the fair value was re-estimated, at the time, resulting in an additional $0.4 million fair value that will be recognized over the estimated service period. During the second quarter of 2019, the shareholders also approved the grant of 50,000 five-year options to a new Board member, with an exercise price of $17.72 and fair value of $0.4 million. Vesting of the options to the Board members and senior management is subject to the Company entering into a major transaction on one of the Company's two core assets or other transformative transaction. The fair value of these new options, and the additional fair value, is being amortized over the estimated service period.
Fair value of options granted				$ 400,000
Private Placement [Member]
Shareholders' equity (Details) [Line Items]
Gross proceeds	$ 20,400,000	$ 5,100,000
Shares issued (in Shares) | shares	1,200,000	250,000							250,000
Price per share (in Dollars per share) | $ / shares	$ 17.02	$ 20.50							$ 20.50
Liabilities		$ 800,000							$ 800,000
Exploration expenditures								$ 5,100,000
Other premium income								$ 800,000
Non-Brokered Private Placement [Member]
Shareholders' equity (Details) [Line Items]
Gross proceeds			$ 14,000,000
Shares issued (in Shares) | shares			1,000,000
Price per share (in Dollars per share) | $ / shares			$ 14.00
Agreement, description			As part of the private placement agreement, the Company also granted an option to increase the size of the private placement by an additional 250,000 common shares exercisable until December 24, 2018. The 250,000 options were fully exercised on December 14, 2018 at a price of $14.00 per share, for gross proceeds of $3.5 million.
Snowstorm Exploration LLC [Member]
Shareholders' equity (Details) [Line Items]
Agreement, description								As part of the acquisition agreement of Snowstorm Exploration LLC in June 2017, the Company issued 500,000 common share purchase warrants exercisable for four years at $15.65 per share, which are still outstanding as at December 31, 2019.